Employee - Summary of Compensation Cost For Directors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee [line items]
Pension contributions	£ 144	£ 64	£ 60
Total	5,498	4,704	4,706
Directors [member]
Disclosure of employee [line items]
Salaries and fees	1,114	1,106	1,047
Benefits in kind	14	17	15
Pension contributions	61	25	11
Bonus	538	294	512
Total	£ 1,727	£ 1,442	£ 1,585